Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant accounting policies
Application of new and revised International Financial Reporting Standards
a.	Adoption of International Financial Reporting Standards

I.	Application of new and revised International Financing Reporting Standards (“IFRSs” or “IAS”) that are mandatorily effective for the accounting period beginning on or after 2018

In 2018, the Company has applied a number of amendments to IFRSs issued by the International Accounting Standards Board (“IASB”) that are mandatorily effective for an accounting period  beginning on or after January 1, 2018.

i.	IFRS 9 Financial Instruments

As of the date of this report , the Company has applied IFRS 9 Financial Instruments (as amended in July 2014) and the related consequential amendments to other IFRS Standards that are effective for an annual period beginning on or after January 1, 2018. The Company has elected the transition provisions of IFRS 9 that allows the Company not to restate comparative financial statements in respect of the classification and measurement of financial instruments.

Additionally, the Company adopted consequential amendments to IFRS 7 Financial Instruments, which were applied to the disclosures during 2018.

IFRS 9 introduced new requirements for:

• The classification and measurement of financial assets and financial liabilities; and
• The impairment of financial assets and general hedge accounting.

The Company has applied IFRS 9 in accordance with the transition provisions set out in IFRS 9.

a)	Classification and measurement of financial assets

IFRS 9 is applicable as of January 1, 2018. Accordingly, the Company has applied the requirements of IFRS 9 to the financial instruments that continue to be recognized as of  January 1, 2018 and has not applied these requirements to instruments that have already been derecognized as of January 1, 2018.

All recognized financial assets that are within the scope of IFRS 9 are required to be subsequently measured at an amortized cost or fair value on the basis of the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets.

Specifically:

•

Debt investments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal amount outstanding, are subsequently measured at amortized cost .

•

Debt instruments that are held within a business model whose objective is both to collect the contractual cash flows and sell the debt instruments, and that have contractual cash flows that are solely payments of principal and interest on the principal amount outstanding, are subsequently measured at fair value through other comprehensive income (FVTOCI).

•	All other debt investments and equity investments are subsequently measured at fair value through profit or loss (FVTPL).

As of the date of this report, the Company has not designated any debt investments that meet the amortized cost or FVTOCI criteria as measured at FVTPL.

As of January 1, 2018, no financial assets were determined with a different classification or measurement than that required by IAS 39.

b)	Impairment of financial assets

In relation to the impairment of financial assets, IFRS 9 requires an expected credit loss model as opposed to an incurred credit loss model under IAS 39. The expected credit loss model requires  the Company to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition of the  financial assets. In other words, it is no longer necessary for a credit event to have occurred before credit losses are recognized.

Specifically, IFRS 9 requires the Company to recognize a loss allowance for expected credit losses on:

•	Debt investments measured subsequently at amortized cost or at FVTOCI;
•	Lease receivables;
•	Trade receivables and contract assets; and
•	Financial guarantee contracts to which the impairment requirements of IFRS 9 apply.

In particular, IFRS 9 requires the Company to measure the loss allowance for a financial instrument at an amount equal to the lifetime expected credit losses (ECL) if the credit risk on that financial instrument has increased significantly since the initial recognition, or if the financial instrument is a purchased or originated credit-impaired financial asset. However, if the credit risk on a financial instrument has not increased significantly since the initial recognition (except for a purchased or originated credit-impaired financial asset), the Company is required to measure the loss allowance for that financial instrument at an amount equal to 12-months ECL. IFRS 9 also requires a simplified approach for measuring the loss allowance at an amount equal to lifetime ECL for trade receivables, contract assets and lease receivables in certain circumstances.

The financial assets recognized by the Company are of low credit risk at each reporting date, except for accounts receivable from customers, where the Company applies the simplified approach and recognizes the expected credit loss for life for these assets.

During 2018, changes were made in the internal process for the management of uncollectible accounts, implementing a methodology and calculation to comply with the new model of expected credit losses, which imposes a provision in the initial recognition of accounts receivable. This methodology is part of the current policy to determine the impairment of accounts receivable, and is carried out through a transition matrix, which considers the historical performance of the main customers and the historic balances to obtain a probability of payment default. This methodology also considers the financial factors of the stock market, macroeconomic factors and in-house financial information to determine the severity of the loss. Using both variables together with the information of each client, the expected loss as an estimate of uncollectible accounts for the period can be determined.

The application of the expected credit loss model of IFRS 9 to the accounts receivable from customers has not materially impacted the Company’s consolidated financial statements.

c)	Hedge accounting

The new general hedge accounting requirements retain the three types of hedge accounting. However, greater flexibility has been introduced to the types of transactions eligible for hedge accounting, specifically broadening the types of instruments that qualify for hedging instruments and the types of risk components of non-financial items that are eligible for hedge accounting. In addition, the effectiveness test has been replaced with the principle of an “economic relationship.” Retrospective assessment of hedge effectiveness is also no longer required. Enhanced disclosure requirements about the Company’s risk management activities have also been introduced.

IFRS 9 requires hedging gains and losses to be recognized as an adjustment to the initial carrying amount of non-financial hedged items (basis adjustment). In addition, transfers from the hedging reserve to the initial carrying amount of the hedged item are not reclassification adjustments under IAS 1 Presentation of Financial Statements and, hence these do not affect other comprehensive income. Hedging gains and losses subject to basis adjustments are categorized as amounts that will not be subsequently reclassified to profit or loss in other comprehensive income. This is consistent with the Company’s practice prior to the adoption of IFRS 9.

As of December 31, 2018, the Company does not use hedge accounting, so this provision in IFRS 9 does not impact the Company’s consolidated financial statements.

ii.	IFRS 15 Revenue from Contracts with Customers

In 2018, the Company has applied IFRS 15 Revenue from Contracts with Customers (as amended in April 2016) which is effective for an annual period beginning on or after January 1, 2018. IFRS 15 introduced a 5-step approach to revenue recognition. Far more prescriptive guidance has been added in IFRS 15 to deal with specific scenarios. Details of the new requirements as well as their impact on the Company’s consolidated financial statements are described below.

The core principle of IFRS 15 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Specifically, the Standard introduces a 5-step approach to revenue recognition:

• Step 1: Identify the contract(s) with a customer,

• Step 2: Identify the performance obligations in the contract,

• Step 3: Determine the transaction price,

• Step 4: Allocate the transaction price to the performance obligations in the contract,

• Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation,

Under IFRS 15, an entity recognizes revenue when (or as) a performance obligation is satisfied, i.e., when “control” of the goods or services underlying the particular performance obligation is transferred to the customer. Far more prescriptive guidance has been added in IFRS 15 to deal with specific scenarios. Furthermore, extensive disclosures are required by IFRS 15.

The Company has evaluated the impact on its consolidated financial statements from the adoption of this standard as of January 1, 2018, taking into account the following steps to recognize income:

•

Step 1. The contracts with customers meet the criteria established by IFRS 15 in order to be accounted for: they are clearly identified, have a fixed duration and, in the case of regulated revenues, can be modified by updating the rates in accordance with the tariff regulation system.

•

Step 2. The Company’s management has identified different performance obligations grouped into two types of services, aeronautical and non-aeronautical, and each performance obligation identified is presented in a disaggregated form. There are activities that are strongly correlated to the presentation of some services, which are not considered a different service and, therefore, are not treated as separate performance obligations. In connection with the concession contracts, the Company’s management recognized that IFRS 15 modifies IFRIC 12 (Service Concession Agreements). Therefore, a cost is recognized in the income statement as revenue during construction activities, and recorded as an intangible asset, which was recognized as a separate performance obligation.

•

Step 3. The Company determines the price of the transaction using the amount of consideration presented in the contracts and the rates established in the annexes, without variable considerations in the price, for each of the performance obligations identified. The impact is not recognized since that is consistent with current requirements. Thus, there are no variable considerations that impact in the price.

•

Step 4. The Company allocates the transaction price to each of the performance obligations on the basis of independent sales prices; in this case, an applicable rate for each different service required in the contract. In some cases, discounts or incentives are applied directly to a performance obligation because this is established in the contract, so these variable considerations would not be applicable to all performance obligations. No impact was identified in relation to the allocation of the price to the different performance obligations, since they are recognized at their independent selling price.

•

Step 5. The revenue is recognized when the obligation is satisfied, such that, to the extent that the service is provided, the amount of the income recognized is the amount assigned to that performance obligation.

Based on the facts and circumstances existing as of the date of this report, and in accordance with what is mentioned in the preceding paragraphs, the Company’s management concludes that the adoption of the new IFRS 15 has had no significant impact on the Company’s consolidated financial statements.

iii.	IFRIC 22 Foreign Currency Transactions and Advance Consideration

IFRIC 22 addresses how to determine the “date of transaction” for the purpose of determining the exchange rate to use on the initial recognition of an asset, expense or income, when consideration for that item has been paid or received in advance in a foreign currency that resulted in the recognition of a non-monetary asset or non-monetary liability (e.g., a non-refundable deposit or deferred revenue).

The interpretation specifies that the date of transaction is the date on which the entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. If there are multiple payments or receipts in advance, the interpretation requires an entity to determine the date of transaction for each payment or receipt of advance consideration.

The application of these amendments has had no impact on the Company’s consolidated financial statements.

II.	New and revised IFRS Standards in issue but not yet effective

As of December 31, 2018, the Company has not applied the following new and revised IFRS Standards that have been issued but are not yet effective:

IFRS 16	Leases (1)
Annual Improvements to IFRS Standards 2015–2017 Cycle	Amendments to IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes and IAS 23 Borrowing Costs (2)
Amendments to IAS 19 Employee Benefits	Plan Amendment, Curtailment or Settlement (2)
IFRIC 23	Uncertainty over Income Tax Treatments (1)

(1)	Effective for annual periods beginning on or after January 1, 2019.
(2)	Effective for annual periods beginning on or after January1, 2019, with earlier application permitted.

IFRS 16 Leases

IFRS 16 provides a comprehensive model for the identification of lease arrangements and their treatment in the financial statements for both lessors and lessees.

IFRS 16 Leases was issued in January 2016 and will supersede the current lease guidance, including IAS 17 Leases and the related interpretations when it becomes effective  for accounting periods beginning on or after January 1, 2019. The date of initial application of IFRS 16 for the Company will be January 1, 2019.

The Company will make use of the practical approach on transition to IFRS 16 not to reassess whether a contract is or contains a lease. Accordingly, the definition of a lease in accordance with IAS 17 and IFRIC 4 will continue to apply to those leases entered into or modified before January 1, 2019.

IFRS 16 distinguishes leases and service contracts on the basis of whether an identified asset is controlled by a customer. “Distinctions of operating leases (off balance sheet) and finance leases (on balance sheet) are removed for lessee accounting and is replaced by a model where a right-of-use asset and a corresponding liability have to be recognized for all leases by lessees (i.e. all on balance sheet) except for short-term leases and leases of low-value assets.

The right-of-use asset is initially measured at cost and subsequently measured at cost (subject to certain exceptions) less accumulated depreciation and impairment losses, adjusted for any remeasurement of the lease liability. The lease liability is initially measured at the present value of the lease payments as well as the impact of lease modifications, among others.

Furthermore, the classification of cash flows will also be affected as operating lease payments under IAS 17 are presented as operating cash flows, whereas under the IFRS 16 model, the lease payments will be split into a principal and interest portion.

In contrast to lessee accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17 and continues to require a lessor to classify a lease either as an operating lease or a finance lease.

However, a lessee may elect to account for lease payments as an expense on a straight-line basis over the lease term for leases with a lease term of 12 months or less and containing no purchase options (this election is made by class of underlying asset); and leases where the underlying asset has a low value when new, such as personal computers or small items of office furniture (this election can be made on a lease-by-lease basis).

IFRS 16 establishes different transitional provisions, including retrospective application or the modified retrospective application where the comparative period is not restated.

The Company has estimated that it will have to recognize an asset for right of use and a corresponding lease liability of $213,342 as of the adoption date.

Annual Improvements to Ventures, IFRS Standards 2015–2017 Cycle Amendments to IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes and IAS 23 Borrowing Costs

The Annual Improvements include amendments to four Standards.

a.	IAS 12 Income Taxes

The amendments clarify that an entity should recognize the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized the transactions that generated the distributable profits. This is the case irrespective of whether different tax rates apply to distributed and undistributed profits.

b.	IAS 23 Borrowing Costs

The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

c.	IAS 23 Borrowing Costs

The amendments to IFRS 11 clarify that when a party that participates in, but does not have joint control of, a joint operation that is a business and obtains joint control of such a joint operation, the entity does not remeasure its PHI in the joint operation.

d.	IFRS 11 Joint Arrangements

The amendments to IFRS 11 clarify that when a party that participates in, but does not have joint control of, a joint operation that is a business and obtains joint control of such a joint operation, the entity does not remeasure its PHI in the joint operation.

The Company’s management determined that the application of these amendments will not have a material impact on the consolidated financial statements.

Amendments to IAS 19 Employee Benefits Plan Amendment, Curtailment or Settlement

The amendments clarify that the past service cost (or of the gain or loss on settlement) is calculated by measuring the defined benefit liability (asset) using updated assumptions and comparing benefits offered and plan assets before and after the plan amendment (or curtailment or settlement) but ignoring the effect of the asset ceiling (that may arise when the defined benefit plan is in a surplus position). IAS 19 is now clear that the change in the effect of the asset ceiling that may result from the plan amendment (or curtailment or settlement) is determined in a second step and is recognized in the normal manner in other comprehensive income.

The paragraphs that relate to measuring the current service cost and the net interest on the net defined benefit liability (asset) have also been amended. An entity will now be required to use the updated assumptions from this remeasurement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. In the case of the net interest, the amendments make it clear that for the period post plan amendment, the net interest is calculated by multiplying the net defined benefit liability (asset) as remeasured under IAS 19.99 with the discount rate used in the remeasurement (also taking into account the effect of contributions and benefit payments on the net defined benefit liability (asset)).

The Company’s management determined that the application of these amendments will not have a material impact on the consolidated financial statements.

IFRIC 23 Uncertainty over Income Tax Treatments

IFRIC 23 sets out how to determine the accounting tax position when there is uncertainty over income tax treatments. The interpretation requires an entity to:

•	determine whether uncertain tax positions are assessed separately or as an entity; and
•	assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings:

o	If accepted, the entity should determine its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings, and,
o	If not accepted, the entity should reflect the effect of uncertainty in determining its accounting tax position.

The Company’s management determined that the application of these amendments will not have a material impact on the consolidated financial statements.

Foreign currency transactions
a.	Foreign currency transactions

Foreign currency transactions are recorded at the exchange rate in effect at the date of the transaction date. Monetary assets and liabilities denominated in foreign currency are translated into Mexican pesos at the exchange rate prevailing at the end of the reporting period. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated. Exchange fluctuations are recorded in profit or loss, except for exchange differences on foreign currency borrowings relating to assets under construction for future productive use, which are included in the cost of those assets when they are regarded as an adjustment to interest costs on those foreign currency borrowings.

Cash and cash equivalents
a.	Cash and cash equivalents

Cash and cash equivalents consist mainly of bank deposits in checking accounts and short-term investments, highly liquid and easily convertible into cash, maturing within three months as of their acquisition date, which are subject to immaterial value change risks. Cash is stated at nominal value and cash equivalents are measured at fair value.

Financial instruments
a.	Financial instruments

Financial assets and financial liabilities are recognized in the Company’s statement of financial position when the Company becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Financial assets
a.	Financial assets

All purchases or sales of financial assets in the ordinary course of business are recognized and derecognized on a trade date basis. Purchases or sales in the ordinary course of business are purchases or sales of financial assets that require delivery of assets within the time frame  established by regulation or convention in the marketplace.

All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.

As of December 31 2018, 2017 and 2016, all of the Company’s financial assets have been recognized at amortized cost.

i)	Amortized cost and effective interest method

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period.

The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss allowance.

ii)	Financial assets at fair value through other comprehensive income (FVTOCI)

Financial assets at fair value through other comprehensive income are those whose business model is based on obtaining contractual cash flows and selling financial assets, in addition to their contractual conditions giving rise, on specified dates, to cash flows that they are only payments of the principal and interest on the outstanding principal amount. As of December 31, 2018, the Company does not have financial assets at fair value through other comprehensive income.

iii)	Financial assets at fair value through profit or loss (FVTPL)

Financial assets are classified at fair value through profit or loss when the financial asset is held for trading or it is designated as fair value through profit or loss. As of December 31 2018, 2017 and 2016, the Company does not have financial assets at fair value.

iv)	Impairment of financial assets

Until December 31, 2017, the Company's policy was to record a provision for uncollectible accounts for all the accounts receivable older than 90 days, in addition to factors such as the financial and operating situation of the customers, condition of expired accounts, as well as the economic conditions of the country in which they operate.

In 2018, due to the implementation of IFRS 9, changes were made in the internal process for the management of uncollectible accounts, implementing a methodology and calculation to comply with the new model of expected credit losses, which requires an evaluation of potential impairment from the initial recognition of accounts receivable. This methodology is part of the current policy to determine the impairment of accounts receivable.

The Company recognizes a loss allowance for expected credit losses on investments in debt instruments that are measured at amortized cost or at FVTOCI, trade receivables and contract assets. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

The Company always recognizes lifetime ECL for trade receivables and contract assets. The expected credit losses on these financial assets are estimated using a provision matrix based on the Company’s historical credit loss experience, adjusted for factors that are specific to the debtors, including general economic conditions.

For all other financial instruments, the Company recognizes lifetime ECL when there has been a significant increase in credit risk since initial recognition. However, if the credit risk on the financial instrument has not increased significantly since initial recognition, the Company measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

i)	Significant increase in credit risk

In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Company compares the risk of a default occurring on the financial instrument at the reporting date with the risk of a default occurring on the financial instrument at the date of initial recognition. In making this assessment, the Company considers both quantitative and qualitative information that is reasonable and supportable, including historical experience and forward-looking information that is available without undue cost or effort.

ii)	Definition of default

The Company considers the following as constituting an event of default for internal credit risk management purposes as historical experience indicates that financial assets that meet either of the following criteria are generally not recoverable:

•	When there is a breach of financial covenants by the debtor; or
•

The information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Company, in full (without taking into account any collateral held by the Company).

Irrespective of the above analysis, the Company considers that default has occurred when a financial asset is more than 90 days past due unless the Company has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

iii)	Credit-impaired financial assets

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred.

iv)	Write-off policy

The Company writes off a financial asset when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery, e.g. when the debtor has been placed under liquidation or has entered into bankruptcy proceedings. Any recoveries made are recognized in profit or loss.

v)	Measurement and recognition of expected credit losses

According to IAS 39 “Financial Instruments: Recognition and Measurement”, as of December 31, 2017, the Company's policy was to record a provision for uncollectible accounts for all the accounts receivable older than 90 days, in addition to factors such as the financial and operating situation of the customers, condition of expired accounts, as well as the economic conditions of the country in which they operate. This policy was based on an expectation of credit losses incurred on financial assets, such as: trade receivables and other financial assets.

As of December 31, 2018 and according to IFRS 9, the Company recognize a provision of expected credit losses in the financial assets such as trade receivables and other financial assets. The expected credit losses on these financial assets are estimated from the initial recognition of the asset at each reporting date, using as a reference the past experience of the Company’s credit losses, adjusted for factors that are specific to the debtors or groups of debtors, the general economic conditions and an assessment of both, management and conditions existing as of the reporting date, including the time value of money where appropriate.

The measurement of expected credit losses is a function of the probability of default, loss due to a default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss due to a default is based on historical data adjusted by forward-looking information as described above. As for the exposure at default for financial assets, this is represented by the assets’ gross carrying amount at the reporting date.

For financial assets, the expected credit loss is estimated as the difference between all contractual cash flows that are due to the Company in accordance with the contract and all the cash flows that the Company expects to receive, discounted at the original effective interest rate.

Derecognition of financial assets

The Company derecognizes a financial asset only when the contractual rights to the cash flows from the asset expires, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity.

On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit or loss.

Financial liabilities and equity

Classification as debt or equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

Financial liabilities

All financial liabilities are measured subsequently at amortized cost using the effective interest method or at FVTPL.

Effective interest method

The effective interest method is a method of calculating the amortized cost of a financial asset or liability and of allocating interest income or cost over the relevant period. The effective interest rate is the rate that exactly discounts future cash receivable or payable (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial instrument, or (where appropriate) a shorter period, to the carrying amount of the financial asset or liability on its initial recognition. When calculating the effective interest rate, all cash flows must be estimated (for example, prepayment, and the like) except for future credit losses. The calculation must include all commissions and payments or receipts between the parties to the financial instrument, including other premiums or discounts.

Other financial liabilities

Other financial liabilities, including loans, bond issuances and debt with lenders and trade creditors and other payables are valued initially at fair value, represented generally by the consideration transferred, net of transaction costs, and are subsequently measured at amortized cost using the effective interest method.

Derecognition of financial liabilities

The Company derecognizes financial liabilities when, and only when, the obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in results.

When a financial liability measured at amortized cost is modified without a derecognition, the Company recognizes a gain or loss in the modification, which is calculated as the difference between the amortized cost at the date of the refinancing and the cash flows with the new terms of financing discounted at the effective interest rate of the original debt. In addition, when the Company refinancing the transaction and the previous liability qualifies to be derecognized, the costs incurred in the refinancing are recognized immediately in results at the date of the termination of the previous financial liability.

Property, leasehold improvements and equipment, net
a.	Property, leasehold improvements and equipment, net

Expenditures for property, leasehold improvements and equipment acquired are carried at acquisition cost. Depreciation is recognized so as to write off the cost or deemed cost of assets (other than freehold land and properties under construction). Depreciation of property, leasehold improvements and equipment is calculated using the straight-line method over the useful life of the asset. Depreciation begins in the month in which the asset is placed in service. The useful lives of assets are as follows:

Useful
Life (years)
Improvement in leased assets	20
Machinery and equipment	10
Furniture and office equipment	10
Transportation equipment	4
Computer equipment	3.3

The depreciation of property, leasehold improvements and equipment is recorded in results.

Disposal of assets

The gain or loss on the sale or retirement of an item of property and equipment is calculated as the difference between the proceeds from the sale and the carrying value of the asset and is recognized in income when all risks and rewards of ownership of the asset is transferred to the buyer, which generally occurs when ownership of the asset is transferred to the buyer.

Replacements or renewals of a component of property or equipment that extend the useful life of the asset, or its economic capacity, are recognized as an increase to property and equipment, with the subsequent write-off or derecognition of the assets replaced or renewed.

Construction in progress for leasehold improvement

Construction in progress for leasehold improvement is carried at cost less any recognized impairment loss. Cost includes professional fees and, in the case of qualifying assets, borrowing costs capitalized in accordance with the Company’s accounting policy. Such properties are transferred to the appropriate categories of property and equipment when completed and ready for intended use. The depreciation of these assets, as well as other properties, begins when the assets are ready for use.

Subsequent costs

Subsequent costs form part of the value of the asset or are recognized as a separate asset only when it is probable that such disbursement represents an increase in productivity, capacity, efficiency or an extension of the life of the asset, and the cost of the item can be determined reliably. All other expenses, including repairs and maintenance, are recognized in comprehensive income as incurred.

Leasing
a.	Leasing

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Operating leasing

As lessor

Rental income from operating leases is recognized on a straight-line basis over the term of the relevant lease. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized in profit using the same criteria used for the recognition of lease income.

As lessee

Any payment or collection made upon execution of an operating lease is treated as an advanced payment or collection that is recognized in results over the lease term, as the benefits of the leased asset are received or transferred.

The costs and expenses arising under operating leases are recognized in results using the straight-line method during the term of the lease. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

Guarantee deposits
a.	Guarantee deposits

Guarantee deposits correspond to amounts received from lessees to guarantee performance under the lease. They are recorded at cost and are either returned to tenants at the end of the lease term or recognized against services unpaid by tenants.

Additionally, certain agreements were entered into with airlines, which established escrow deposits paid by the airlines to guarantee their obligation for payment of the amounts collected from passengers for the Airport Use Fee (Tarifa de Uso de Aeropuertos or “TUA”) and other airport services. If the payment obligations are not met, the Company may immediately exercise the guarantees and utilize the funds. The aforementioned escrow deposits are recorded at cost.

Borrowing costs
a.	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization. All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Investment in airport concessions
a.	Investment in airport concessions

This item consists of the rights paid to manage, operate and, in certain cases make capital investments to 13 airports based on a concession granted by the Mexican Government through the Ministry of Communications and Transportation, and to use their facilities, for a 50-year term.

Investment in concessions includes the rights to use airport facilities of airport concessions and improvements to concessioned assets and represents the amount granted by the Ministry of Communications and Transportation to each airport concessions, plus improvements made to each individual concession since the time of grant.

Under all concession arrangements, (i) the grantor controls or regulates what services the Company must provide with the infrastructure, to whom it must provide them, and at what price; and (ii) the grantor controls, through ownership, any significant residual interest in the infrastructure at the end of the term of the arrangement. Accordingly, the Company classifies the assets derived from the construction, administration and operation of the service concession arrangements either as intangible assets, financial assets (accounts receivable) or a combination of both.

The Company classifies its concessioned assets as an intangible asset, including its improvements.

An intangible asset results when the operator constructs or makes improvements and is allowed to operate the infrastructure for a fixed period after construction is complete, in which the future cash flows of the operator have not been specified, because they may vary depending on the use of the asset, and are therefore considered contingent. The cost of financing incurred during the construction period is capitalized.

Investments in airport concessions are amortized on a straight-line basis over the term of the concession, which is 50 years, or from the date of capitalization of additions or improvements considering the remaining term of the concession.

Revenues and costs related to construction or improvements to intangible assets subject to the Company’s airport concession with the government are recognized as revenue based on the percentage of completion method associated with the related construction costs.

Impairment of tangible and intangible assets
a.	Impairment of tangible and intangible assets

Management periodically evaluates the impairment of long-lived assets in order to determine whether there is evidence that those assets have suffered an impairment loss. If impairment indicators exist, the recoverable amount of assets is determined, with the help of independent experts, to determine the extent of the impairment loss, if any.

Intangible assets with indefinite useful life and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

Recoverable amount is the higher of fair value less costs to sell and value-in-use. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

When an impairment subsequently reverses, the Company reverses a portion or all of the impairment losses recognized in prior periods. When an impairment loss is reversed, the carrying amount of the asset is increased to the revised estimated value of its recoverable amount, only to the extent that the increased carrying amount does not exceed the carrying amount that would have been calculated if no impairment loss had been initially recognized for the asset in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

The Company considers that each airport individually cannot be considered as a “cash generating unit” to determine the extent of the loss impairment, since the tender for the concession was made by the Mexican Government as a package of 13 airports. Therefore, licensees are obligated to operate them regardless of the results generated individually. Considering the above, the evaluation of a possible impairment loss is performed taking into account the net assets of the 13 airports taken as a whole, while the hotels and industrial park are evaluated individually.

Risk management policy
a.	Risk management policy

The Company is exposed to risks that are managed through the implementation of systems and processes related to identification, measurement, limitation of concentration, and supervision. The basic principles defined by the Company in the establishment of its risk management policy are the following:

•	Compliance with Corporate Governance Standards.

•

Establishment, by each different business line and subsidiary, of risk management controls necessary to ensure that market transactions are conducted in accordance with the policies, rules and procedures of the Company.

•	Special attention to financial risk management, basically composed by interest rate, exchange rate, liquidity and credit risks (see note 21).

Risk management in the Company is mainly preventive and oriented to medium- and long-term, risks taking into consideration the most probable scenarios of the variables affecting each risk.

Provisions
a.	Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, when it is probable that the Company will be required to settle the obligation, and when a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties associated with the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

The main provision recognized by the Company is for major maintenance for its concessioned assets, which is classified as current or noncurrent based on the estimated time period over which it expects to settle the obligation.

Major maintenance provisions

The Company is required to perform major maintenance activities to its airports as established by the concession provided by the Mexican Government, in order to preserve the infrastructure in optimal working condition. The estimated major maintenance costs are considered in the Company’s master development program, which is reviewed and updated every five years. The Company recognizes and measures the contractual obligations of major maintenance of infrastructure when accrued according to IAS 37 (Provisions, Contingent Liabilities and Contingent Assets) and IFRS Interpretation Committee 12 (Service Concession Arrangements), a portion is recorded as short-term and the remainder as long-term depending on the period in which the maintenance is expected to be performed. These contractual obligations to maintain and restore the infrastructure of airports are recognized as a provision in the consolidated statements of financial position and in the expenses of the current fiscal year, pursuant to estimates that are required to comply with the present obligation at the end of the reporting period. When the effect of the time value of money is material, the amount of the provision equals the present value of the expenditures expected to be required to settle the obligation. The carrying amount of the provision increases each period to reflect the passage of time and this increase is recognized as an expense. After initial recognition, provisions are reviewed at the end of each reporting period and adjusted to reflect current best estimates. Adjustments to provisions arise from three sources: (i) revisions to estimated cash flows (both in amount and timing); (ii) changes to present value due to the passage of time; and (iii) revisions of discount rates to reflect prevailing current market conditions.

In periods following the initial recognition and measurement of the maintenance provision at its present value, the provision is revised to reflect estimated cash flows being closer to the measurement date. The unwinding of the discount relating to the passage of time is recognized as a financing cost and the revision of estimates of the amount and timing of cash flows is a remeasurement of the provision and charged or credited as an operating item within the consolidated statements of income and other comprehensive income.

Reserve for repurchase of shares
a.	Reserve for repurchase of shares

The Company records a reserve for the repurchase of shares from amounts appropriated from retained earnings, to strengthen the supply and demand of its shares in the stock market, as permitted by Mexican Securities Law. The shareholders’ meeting authorizes the maximum disbursement for the repurchase of shares to be used for this activity in each period between said meeting and the following, in which the application of results is approved and made.

At the time of a purchase, shares are converted into treasury shares and become part of the shareholders’ equity at the purchase price; one part of the capital stock to the historical value, and the remainder to the reserve to repurchase shares.

Income taxes
a.	Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax. Current tax is determined based on taxable profit, which differs from profit as reported in the consolidated statement of income and other comprehensive income because of items of income or expense that are taxable or deductible in periods different from when they are recognized in accounting profit.

Deferred income taxes are recognized for the applicable temporary differences resulting from comparing the accounting and tax values of assets and liabilities plus any future benefits from tax loss carry-forwards. Except as mentioned in the following paragraph, deferred tax liabilities are recognized for all taxable temporary differences and deferred tax assets are recognized for all deductible temporary differences and the expected benefit of tax losses. The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. The Company determined recoverability of its deferred tax assets for each subsidiary based on its projections of future taxable income, which include the master development program and the maximum rates for the period 2016-2020 approved by the Ministry of Communications and Transportation.

Current and deferred income taxes are recognized as income or expense in profit or net loss, except when they relate to items recognized outside of profit or loss, as in the case of items of other comprehensive income, or other shareholders’ equity items, in which case the tax is recognized in other comprehensive income as part of the equity item involved.

Assets and deferred tax liabilities are offset when a legal right to offset assets with liabilities exists and when they relate to income taxes relating to the same tax authorities and the Company intends to liquidate its assets and liabilities on a net basis.

Employee benefits
a.	Employee benefits

Short-term employee benefits

A liability is recognized for benefits accruing to employees in respect of wages and salaries, annual leave and sick leave in the period the related service is rendered at the undiscounted amount of the benefits expected to be paid in exchange for that service.

Certain subsidiaries are subject to payment of statutory employee profit sharing, which is determined based on the Income Tax Law, and is recorded in the results of the year in which it is incurred and presented under cost and administrative expenses in the consolidated statements of income and other comprehensive income.

As a result of the Income Tax Law of 2014, as of December 31, 2018, 2017 and 2016, the PTU is determined based on taxable income according to section I of article 9 of the same Law.

Liabilities recognized in respect of short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related services.

Benefits from retirement and termination

Payments to defined contribution retirement benefit plans are recognized as an expense when employees have rendered service entitling them to the contributions.

For defined benefit retirement benefit plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each annual reporting period. Remeasurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the consolidated financial statements with a charge or credit recognized in other comprehensive income in the period in which they occur. Remeasurement recognized in other comprehensive income may be reclassified directly to retained earnings but will not be reclassified to profit or loss. Past service cost is recognized in profit or loss in the period of a plan amendment. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset. Defined benefit costs are categorized as follows:

•	Service cost (including current service cost, past service cost, as well as gains and losses on curtailments and settlements)

•	Net interest expense or income

•	Remeasurement

The Company presents the first two components of defined benefit costs in the consolidated statements of income and other comprehensive income in the line items cost of services and administrative expenses. Curtailment gains and losses are accounted for as past service costs.

The retirement benefit obligation recognized in the consolidated statement of financial position represents the actual deficit or surplus in the Company’s defined benefit plans. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.

A liability for a termination benefits is recognized at the earlier of when the Company can no longer withdraw the offer of the termination benefit and when the Company recognizes any related restructuring costs.

Revenue recognition
a.	Revenue recognition

Until December 31, 2017, the Company’s policy was to recognize the revenues when it was probable that the Company would receive the economic benefits associated with the transaction. Revenue was measured at the fair value of the consideration received or receivable and represents the amounts receivable for goods and services provided in the normal course of activities. Revenue is reduced for discounts and incentives provided to customers as well as other similar allowances.

Beginning on January 1, 2018, revenues are recognized at the fair value of the consideration received or receivable, net of any discount. The Company applies a 5-step approach to revenue recognition:

•	Step 1: Identify the contract(s) with a customer
•	Step 2: Identify the performance obligations in the contract
•	Step 3: Determine the transaction price
•	Step 4: Allocate the transaction price to the performance obligations in the contract
•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Under IFRS 15, an entity recognizes revenue when (or as) a performance obligation is satisfied, i.e. when “control” of the goods or services underlying the particular performance obligation is transferred to the customer.

Revenues are mainly generated from the delivery of aeronautical and non-aeronautical services.

Aeronautical services

Consist mainly of revenues generated from activities related to services provided to airlines and passengers. These revenues are subject to a system of prices regulated by the Ministry of Communications and Transportation, which establishes a maximum rate for such aeronautical and complementary services provided at each airport. Such revenues are recognized when the related services are rendered.

With the objective of increasing demand for aeronautical traffic at its airports, the Company implemented an incentive program to its airline customers linked to an increase in airline traffic and the opening of new routes, which is subject to certain restrictions. These incentives are recorded as a reduction of revenues over the period they are provided to clients (see note 27).

Non-aeronautical services

Consist mainly of the leasing of commercial spaces in airport terminals (different from spaces occupied by airlines that are essential for their operation), revenues from the operation of parking lots, advertising, fees from access to third parties that provide catering services and other services at airports. Spaces in the airport terminals are rented through operating lease agreements that contain either fixed monthly rent (increased annually based on the National Consumer Price Index (“NCPI”)) or fees based on a minimum monthly fee or a percentage of the monthly income of the lessee, whichever is higher (contingent rent). The fixed portion of lease revenues is recognized when the services are rendered or based on the terms of the related lease.

Contingent rentals received from the percentage of monthly sales from the Company’s leases are recognized in income once the contingency is met. Therefore, during the year, the percentage of lessee monthly revenues is recognized in the following month, once the Company has received information related to its tenants’ revenues. Though each year reported includes twelve months of revenues, this accounting treatment results in a one-month lag with respect to the commercial revenues for those tenants whose stated percentage of monthly income is greater than the minimum monthly fee. However, the Company monitors the effect of this one-month lag at each reporting date and does not believe such effect to be material to its reported results.

Leasing revenues

The Company’s policy for recognition of revenue from operating leases is described in subparagraph q of this note (the Company as lessor).

Hotel services revenues

Revenues are recognized when the services are rendered.

Construction services and costs of improvements to concessioned assets

Under IFRIC 12 (Service Concession Arrangements), the Company recognizes revenues and costs for improvements to the airport concession according to the percentage of completion method derived from the improvements made to the airports and that are included in the master development program. Construction service revenues related to the airport concession are determined based on the exchange between the Company and the government, as the Company constructs or improves the airports based on the master development program, and the government grants the Company the right to obtain revenues from the airport services rendered in return for those construction services. The cost for construction services is determined according to the cost the Company would incur in the construction or improvements based on the investments included in the master development program, for which, through a tender offer, the Company contracts third parties to perform. The revenue amount and cost are equivalent, because the Company does not obtain any profit margin for the construction, and the costs incurred are paid at market prices.

Basic and diluted earnings per share
a.	Basic and diluted earnings per share

Basic earnings per share are computed by dividing net income of the controlling interest by the weighted average number of common shares outstanding during the year. The Company does not have potentially dilutive shares.